Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,084,000
Previously Paid Amount	0.00
Total Fee Amount	149.70
Total Offset Amount	0.00
Net Fee	149.70
Narrative - Max Aggregate Offering Price	$ 1,084,000
Final Prospectus	true